Short-Term Borrowings (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Borrowed in the call market USD ($)	Mar. 31, 2013 Borrowed in the call market INR	Mar. 31, 2012 Borrowed in the call market INR	Mar. 31, 2013 Term borrowings from institutions/banks USD ($)	Mar. 31, 2013 Term borrowings from institutions/banks INR	Mar. 31, 2012 Term borrowings from institutions/banks INR	Mar. 31, 2013 Foreign currency borrowings USD ($)	Mar. 31, 2013 Foreign currency borrowings INR	Mar. 31, 2012 Foreign currency borrowings INR	Mar. 31, 2013 Bills rediscounted USD ($)	Mar. 31, 2013 Bills rediscounted INR	Mar. 31, 2012 Bills rediscounted INR
Short-term Debt [Line Items]
Short-term borrowings	$ 2,670.9	145,617.2	112,642.8	$ 132.9	7,246.8	8,693.3	$ 688.8	37,550.0	44,850.3	$ 1,471.5	80,224.7	59,099.2	$ 377.7	20,595.7	0
Weighted average interest rate	5.30%	5.30%	5.20%
Maximum amount outstanding	4,643.7	253,172.3	286,380.8
Average amount outstanding	$ 2,697.2	147,051.2	109,900.6